Loans and financing (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Loans and financing
Loans	R$ 3,287.4	R$ 2,848.3
Debentures	202.5	1,186.2
Total loans and financing	3,489.9	4,034.5
Non-current	2,921.7	3,049.3
Current	R$ 568.2	R$ 985.2